                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05989
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Margaret St. Clair             Wellesley, Massachusetts   October 28, 2003
 -------------------------------    ------------------------   ----------------
         [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 63
                                        --------------------

Form 13F Information Table Value Total: $84,879
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     1.       28-05999                 Bayard D. Waring
    ---       -----------------        ---------------------------------
     2.       28-05991                 Margaret N. St. Clair
    ---       -----------------        ---------------------------------
     3.       28-05993                 Philip B. Waring
    ---       -----------------        ---------------------------------
     4.       28-05995                 Deborah Carlson
    ---       -----------------        ---------------------------------
     5.       28-05997                 Thomas B. St. Clair
    ---       -----------------        ---------------------------------

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                      AMELIA PEABODY FOUNDATION
        FORM 13F INFORMATION TABLE FOR PERIOD ENDED SEPTEMBER 30, 2003




      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ADVANCED MICRO DEVICES
  INC                     Common           7903107     278      25,000    SH          Shared Other 1,2,3,4,5 25,000   0       0

ALLIANCE RESOURCE
  PARTNERS                Public
                          Partnerships     01877R108  1186      40,000    SH          Shared Other 1,2,3,4,5 40,000   0       0

ALLIANZ AG-ADR            Common--Foreign  18805101    177      20,000    SH          Shared Other 1,2,3,4,5 20,000   0       0

AMERICAN CAP STRATEGIES
  LTD                     Common           24937104   497       20,000    SH          Shared Other 1,2,3,4,5 20,000   0       0

AMERIGAS PARTNERS LP      Common           30975106  1255       50,000    SH          Shared Other 1,2,3,4,5 50,000   0       0

ANTHRACITE CAP INC        Common           37023108   434       45,000    SH          Shared Other 1,2,3,4,5 45,000   0       0

APACHE CORP               Common           37411105  2774       40,000    SH          Shared Other 1,2,3,4,5 40,000   0       0

APPLIED MATERIALS INC     Common           38222105   997       55,000    SH          Shared Other 1,2,3,4,5 55,000   0       0

AVIALL INC NEW COM        Common          05366B102   495       40,000    SH          Shared Other 1,2,3,4,5 40,000   0       0

BANK AMERICA CORP         Common           60505104  3122       40,000    SH          Shared Other 1,2,3,4,5 40,000   0       0

BANK NEW YORK INC         Common           64057102  1601       55,000    SH          Shared Other 1,2,3,4,5 55,000   0       0

BAXTER INTERNATL
  7.000% PFD              Preferred        71813406  1053       20,000    SH          Shared Other 1,2,3,4,5 20,000   0       0

BP AMOCO PLC              Common--Foreign  55622104  2105       50,000    SH          Shared Other 1,2,3,4,5 50,000   0       0

BRISTOL MYERS SQUIBB CO   Common          110122108   128        5,000    SH          Shared Other 1,2,3,4,5  5,000   0       0

BUCKEYE PARTNERS LP       Common          118230101  1000       25,000    SH          Shared Other 1,2,3,4,5 25,000   0       0

CAREMARK RX INC           Common          141705103  1469       65,000    SH          Shared Other 1,2,3,4,5 65,000   0       0

CENDANT CORP              Common          151313103   841       45,000    SH          Shared Other 1,2,3,4,5 45,000   0       0

CISCO SYSTEMS INC         Common          17275R102  1665       85,000    SH          Shared Other 1,2,3,4,5 85,000   0       0

CITIGROUP INC             Common          172967101  2958       65,000    SH          Shared Other 1,2,3,4,5 65,000   0       0

CORNING INC               Common          219350105   565       60,000    SH          Shared Other 1,2,3,4,5 60,000   0       0

DELL INC                  Common          24702R101  2674       80,000    SH          Shared Other 1,2,3,4,5 80,000   0       0

DOMINION RES BLACK
  WARRIOR TR              Equity UIT      25746Q108  1784      65,000    SH           Shared Other 1,2,3,4,5 65,000   0       0

DOMINION RESOURCES INC VA Common          25746U109  2167      35,000    SH           Shared Other 1,2,3,4,5 35,000   0       0

DUFF & PHELPS UTIL &
  CORPORATE B              Closed End
                           Mtl Fnd        26432K108   360      25,000    SH           Shared Other 1,2,3,4,5 25,000   0       0

EQUITABLE RES INC          Common         294549100  1439      35,000    SH           Shared Other 1,2,3,4,5 35,000   0       0

EXXON MOBIL CORPORATION    Common         30231G102  1281      35,000    SH           Shared Other 1,2,3,4,5 35,000   0       0

FLEET BOSTON FINANCIAL
  CORP                     Common         339030108  1508      50,000    SH           Shared Other 1,2,3,4,5 50,000   0       0

GENERAL ELECTRIC CORP      Common         369604103   447      15,000    SH           Shared Other 1,2,3,4,5 15,000   0       0

GREAT PLAINS ENERGY INC    Common         391164100  1819      60,000    SH           Shared Other 1,2,3,4,5 60,000   0       0

GULFTERRA ENERGY
  PARTNERS LP              Common         40274U108  1404      35,000    SH           Shared Other 1,2,3,4,5 35,000   0       0

HEALTHCARE RLTY TR INC     REIT           421946104   320      10,000    SH           Shared Other 1,2,3,4,5 10,000   0       0


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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------  --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------  --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
HEINZ H J CO               Common         423074103   343      10,000    SH           Shared Other 1,2,3,4,5    10,000  0       0

HEWLETT PACKARD CO         Common         428236103   290      15,000    SH           Shared Other 1,2,3,4,5    15,000  0       0

HOME DEPOT INC             Common         437076102   478      15,000    SH           Shared Other 1,2,3,4,5    15,000  0       0

HSBC HOLDINGS
  PLC-SPONS ADR            Common--
                           Foreign        404280406  3630      55,000    SH           Shared Other 1,2,3,4,5    55,000  0       0

HUGOTON ROYALTY TRUST      Common         444717102  2061     110,000    SH           Shared Other 1,2,3,4,5   110,000  0       0

INTEL CORP                 Common         458140100  2064      75,000    SH           Shared Other 1,2,3,4,5    75,000  0       0

INTERNATIONAL BUSINESS
  MACHINES CORP            Common         459200101  2208      25,000    SH           Shared Other 1,2,3,4,5    25,000  0       0

JDS UNIPHASE CORP          Common         46612J101   216      60,000    SH           Shared Other 1,2,3,4,5    60,000  0       0

JP MORGAN CHASE & CO       Common         46625H100  1717      50,000    SH           Shared Other 1,2,3,4,5    50,000  0       0

KINDER MORGAN ENERGY
  PARTNERS LP              Public
                           Partnerships   494550106  3638      85,000    SH           Shared Other 1,2,3,4,5    85,000  0       0

L3 COMMUNICATIONS
  HLDGS INCCOM             Common         502424104   649      15,000    SH           Shared Other 1,2,3,4,5    15,000  0       0

LIBERTY PPTY TR            Common         531172104   925      25,000    SH           Shared Other 1,2,3,4,5    25,000  0       0

LUCENT TECHNOLOGIES
  INC                      Common         549463107   173      80,000    SH           Shared Other 1,2,3,4,5    80,000  0       0

MICROSOFT CORP             Common         594918104  1390      50,000    SH           Shared Other 1,2,3,4,5    50,000  0       0

NEXTEL COMMUNICATIONS
  INC                      Common         65332V103   887      45,000    SH           Shared Other 1,2,3,4,5    45,000  0       0

NORAM ENERGY CORP
  6.000%  3/1/12           Conv Corp
                           Bond           655419AC3  2375   2,500,000    SH           Shared Other 1,2,3,4,5 2,500,000  0       0

PLUM CREEK TIMBER
  CO INC                   Common         729251108   636      25,000    SH           Shared Other 1,2,3,4,5    25,000  0       0

RITE AID CORP              Common         767754104   387      75,000    SH           Shared Other 1,2,3,4,5    75,000  0       0

ROYAL BK 8.500%
  PFD SER J                Preferred      780097853   535      20,000    SH           Shared Other 1,2,3,4,5    20,000  0       0

ROYAL DUTCH PETE CO N V    Common--
                           Foreign        780257804   884      20,000    SH           Shared Other 1,2,3,4,5    20,000  0       0

SENIOR HOUSING PROPERTIES
  TRUST                    Common         81721M109   576      40,000    SH           Shared Other 1,2,3,4,5    40,000  0       0

STATE STREET CORP          Common         857477103   900      20,000    SH           Shared Other 1,2,3,4,5    20,000  0       0

SUNOCO LOGISTICS
  PARTNERS LP              Public
                           Partnerships   86764L108  1860      60,000    SH           Shared Other 1,2,3,4,5    60,000  0       0

TECO ENERGY INC            Common         872375100   276      20,000    SH           Shared Other 1,2,3,4,5    20,000  0       0

TEVA PHARMACEUTICAL
  INDS LTD ADR             Common--
                           Foreign        881624209  2288      40,000    SH           Shared Other 1,2,3,4,5    40,000  0       0

TEXAS INSTRUMENTS INC      Common         882508104   912      40,000    SH           Shared Other 1,2,3,4,5    40,000  0       0

UNITEDHEALTH GROUP INC     Common         91324P102  3522      70,000    SH           Shared Other 1,2,3,4,5    70,000  0       0

VERIZON COMMUNICATIONS     Common         92343V104   324      10,000    SH           Shared Other 1,2,3,4,5    10,000  0       0

VIACOM INC CL B            Common         925524308   958      25,000    SH           Shared Other 1,2,3,4,5    25,000  0       0

WASHINGTON MUTUAL INC      Common         939322103  2165      55,000    SH           Shared Other 1,2,3,4,5    55,000  0       0

WELLS FARGO & CO           Common         949746101  3605      70,000    SH           Shared Other 1,2,3,4,5    70,000  0       0

ZIMMER HLDGS INC           Common         98956P102  2204      40,000    SH           Shared Other 1,2,3,4,5    40,000  0       0

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